Unaudited interim condensed consolidated statements of changes in equity - EUR (€) € in Thousands	Total	Issued capital	Capital reserve	Currency translation reserve	Retained earnings	Non-controlling interests	Total
Balance at beginning of the period at Dec. 31, 2019	€ 59,860	€ 2,383	€ 98,099		€ (40,622)	€ (938)	€ 58,922
Loss for the period	(8,675)				(8,675)	(61)	(8,736)
Other comprehensive loss	76			€ 76			76
Total comprehensive loss	(8,599)			76	(8,675)	(61)	(8,660)
Share-based payments	1,057		1,057				1,057
Disposal of non-wholly owned subsidiary						268	268
Balance at end of the period at Mar. 31, 2020	52,318	2,383	99,156	76	(49,297)	(731)	51,587
Balance at beginning of the period at Dec. 31, 2020	65,682	2,654	125,916	(48)	(62,840)	95	65,777
Loss for the period	(4,924)				(4,924)	35	(4,889)
Other comprehensive loss	121			121			121
Total comprehensive loss	(4,803)	0	0	121	(4,924)	35	(4,768)
Share-based payments	2,042		2,042				2,042
Exercise of options		37	(37)
Balance at end of the period at Mar. 31, 2021	€ 62,921	€ 2,691	€ 127,921	€ 73	€ (67,764)	€ 130	€ 63,051